Receivables - Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 33,685	$ 23,343
Allowance for bad debts	(62)	(62)
Receivables, net	33,623	23,281
Loan secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	18,507	20,666
Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,875	1,817
Receivables And Accrued Interest [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 13,303	$ 860